SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SHARE-BASED COMPENSATION

NOTE 13: SHARE-BASED COMPENSATION

Stock Options

During the nine months ended September 30, 2021, the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the nine months ended September 30, 2021:

	Options	Weighted-Average
	Outstanding	Exercise Price
Balance as of December 31, 2020	5,875	$96.99
Grants	6,596	40.81
Exercised	-	-
Cancelled	-	-
Balance as of September 30, 2021	12,471	$67.28

DATA443 RISK MITIGATION, INC.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2021

The weighted average grant date fair value of stock options granted during the nine months ended September 30, 2021 was $43.01. The total fair value of stock options that granted during the nine months ended September 30, 2021 was approximately $284,000. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the nine months ended September 30, 2021:

Expected term (years)	5.74 years
Expected stock price volatility	296.17%
Weighted-average risk-free interest rate	0.64%
Expected dividend	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of September 30, 2021:

		Weighted-Average
	Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	12,471	9.08	$67.28
Exercisable	1,948	8.62	$222.66
Expected to vest	10,523	9.16	$38.52

As of September 30, 2021 and December 31, 2020, there was $333,206 and $211,661, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements which is expected to be recognized within the next year.

Restricted Stock Awards

During the nine months ended September 30, 2021, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the restricted stock activity for the nine months ended September 30, 2021:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2020	7,356	93.61
Shares of restricted stock granted	4,501	51.40
Exercised	-	-
Cancelled	-	-
Balance as of September 30, 2021	11,857	77.59

	September 30,	December 31,
Number of Restricted Stock Awards	2021	2020
Vested	7,046	226
Non-vested	4,811	7,130

As of September 30, 2021 and December 31, 2020, there was $44,122 and $144,964, respectively, of total unrecognized compensation cost related to non-vested share-based compensation, which is expected to be recognized over the next year.

DATA443 RISK MITIGATION, INC.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2021

NOTE 14: SHARE-BASED COMPENSATION

Stock Options

During the years ended December 31, 2020 and 2019, the Company granted options for the purchase of the Company’s common stock to certain employees, consultants and advisors as consideration for services rendered. The terms of the stock option grants are determined by the Company’s Board of Directors. The Company’s stock options generally vest upon the one-year anniversary date of the grant and have a maximum term of ten years.

The following summarizes the stock option activity for the years ended December 31, 2020 and 2019:

	Options Outstanding	Weighted-Average Exercise Price
Balance as of December 31, 2018	83	$6,900
Grants of stock options	148	2,180
Cancelled stock options	(43)	7,640
Balance as of December 31, 2019	188	$3,720
Grants	6,252	40.81
Exercised	(64)	4,229
Cancelled	(501)	228.09
Balance as of December 31, 2020	5,875	$96.99

The weighted average grant date fair value of stock options granted during the year ended December 31, 2020 and 2019 was $40 and $1,440, respectively. The total fair value of stock options that granted during the year ended December 31, 2020 and 2019 was approximately $251,117 and $211,838, respectively. The fair value of each stock option is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted average assumptions for stock options granted during the year ended December 31, 2020 and 2019:

	2020	2019
Expected term (years)	5.7	2.8
Expected stock price volatility	316.43%	153.58%
Weighted-average risk-free interest rate	0.40%	1.13%
Expected dividend	$0.00	$0.00

Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company estimates expected volatility giving primary consideration to the historical volatility of its common stock. The risk-free interest rate is based on the published yield available on U.S. Treasury issues with an equivalent term remaining equal to the expected life of the stock option. The expected lives of the stock options represent the estimated period of time until exercise or forfeiture and are based on the simplified method of using the mid-point between the vesting term and the original contractual term.

The following summarizes certain information about stock options vested and expected to vest as of December 31, 2020:

	Weighted-Average Number of	Remaining Contractual Life	Weighted- Average
	Options	(In Years)	Exercise Price
Outstanding	5,875	9.51	$96.99
Exercisable	328	9.07	$851.45
Expected to vest	5,547	9.54	$52.41

As of December 31, 2020 and December 31, 2019, there was $211,661 and $18,229, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation arrangements which is expected to be recognized within the next year.

DATA443 RISK MITIGATION, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2020 and 2019

Restricted Stock Awards

During the years ended December 31, 2020 and 2019, the Company issued restricted stock awards for shares of common stock which have been reserved for the holders of the awards. Restricted stock awards were issued to certain consultants and advisors as consideration for services rendered. The terms of the restricted stock units are determined by the Company’s Board of Directors. The Company’s restricted stock shares generally vest over a period of one year and have a maximum term of ten years.

The following summarizes the restricted stock activity for the years ended December 31, 2020 and 2019:

		Weighted-Average
	Shares	Fair Value
Balance as of December 31, 2018	63	$7,400
Shares of restricted stock granted	451	1,560
Exercised	(131)	3,340
Cancelled	(121)	1,900
Balance as of December 31, 2019	262	1,931
Shares of restricted stock granted	7,131	31.64
Exercised	-	-
Cancelled	(37)	1,200
Balance as of December 31, 2020	7,356	93.61

	December 31,	December 31,
Number of Restricted Stock Awards	2020	2019
Vested	226	28
Non-vested	7,130	234

As of December 31, 2020 and December 31, 2019, there was $144,964 and $147,743, respectively, of total unrecognized compensation cost related to non-vested stock-based compensation, which is expected to be recognized over the next year.